Goodwill, Software and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
Goodwill, Software and Other Intangible Assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the long distance and international communications business segment is mainly related to the acquisition of Dimension Data Holdings plc ("Dimension Data"). Details of this acquisition are described in Note 23.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO's share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT's ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009. Further explanation is given in Note 18.

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the data communications business segment is mainly related to the acquisition of Keane International, Inc. ("Keane"). Details of this acquisition are described in Note 23.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2009	¥34,193	¥375,346	¥41,507	¥2,571	¥453,617
Goodwill acquired during year	4,219	43,801	2,713	—	50,733
Impairment losses	—	—	(3,750)	—	(3,750)
Foreign currency translation adjustments	969	250	752	—	1,971
Other	—	—	(2,741)	—	(2,741)

Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2010 and 2011.

	2010	2011
	Millions of yen
Amortizable intangible assets:
Computer software	¥4,977,974	¥5,306,474
Rights to use utility facilities	335,275	334,520
Other	114,593	264,260
Accumulated amortization	(3,980,624)	(4,317,440)

Total amortizable intangible assets	1,447,218	1,587,814

Non-amortizable intangible assets:
Trademarks and trade names	6,723	29,671

Total non-amortizable intangible assets	6,723	29,671

Total	¥1,453,941	¥1,617,485

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥445,389, million, ¥443,567 million and ¥462,649 million, respectively.

Computer software is recorded at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired for lump-sum cash payments and mainly consist of cable tunnel and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of eighteen years. Other intangibles are also recorded at cost and amortized on a straight-line basis over their estimated useful lives averaging twelve years.

Non-amortizable intangible assets are the intangible assets with indefinite lives acquired through business combinations, "trademark", totaling ¥6,723 million and ¥29,671 million as of March 31, 2010 and 2011.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2012	¥460,046
2013	356,458
2014	267,789
2015	190,419
2016	111,961